Loan Securitization (Tables)	12 Months Ended
Dec. 31, 2011
Loan Securitization [Abstract]
Carrying Values And Classification Of The Restricted Assets And Liabilities Relating To The Securitization Activities

	December 31,	December 31,
(Dollars in thousands)	2011	2010
Cash collateral accounts	$4,427	$1,759
Collections and interest funding accounts	268,165	34,861

Interest-bearing deposits with banks - restricted for securitization investors	$272,592	$36,620

Loans, net of unearned income - restricted for securitization investors	$412,988	$648,439
Allowance for loan losses	(1,456)	(2,171)

Net loans - restricted for securitization investors	$411,532	$646,268

Other assets	2,319	2,289

Total assets	$686,443	$685,177

Secured borrowings - owed to securitization investors	$600,000	$600,000
Other liabilities	2,821	4,458

Total liabilities	$602,821	$604,458

Retained Interests

(Dollars in thousands)
Subordinated securities (1)	$47,702
Residual interests held (2)	42,293
Servicing asset (2)	1,248

Total retained interests	$91,243

(1)	The subordinated securities were accounted for at fair value and reported as available-for-sale securities on the Company's Consolidated Statements of Condition with unrealized gains recorded in accumulated other comprehensive income. See Note 15 for further discussion on fair value.
(2)	The residual interests and servicing asset were accounted for at fair value and reported in other assets on the Company's Consolidated Statements of Condition. Retained interests held includes overcollateralization of loans, cash reserve deposits, and an interest-only strip. See Note 15 for further discussion on fair value.

Economic Assumptions Used In Measuring Of Fair Value, Securitized Loans

(Dollars in thousands)	Subordinated Securities	Residual Interests		Servicing Asset
Fair value of interest held	$47,702	$42,293		$1,248

Expected weighted-average life (in months)	3.4	3.4		3.4
Decrease in fair value from:
1 month reduction	$237	$(1,248)		$(181)
2 month reduction	$476	$(2,516)		$(363)

Discount rate assumptions	5.97%	8.75	%(1)	8.5%
Decrease in fair value from:
100 basis point increase	$(305)	$(222)		$(3)
200 basis point increase	$(608)	$(443)		$(6)

Credit loss assumption		0.27%		0.27%
Decrease in fair value from:
10% higher loss		$(73)		$—
20% higher loss		$(153)		$—

(1)	Excludes the discount rate on cash reserve deposits deemed to be immaterial.

Changes In The Fair Value Of The Company's Servicing Asset

(Dollars in thousands)
Beginning fair value	$—
Fair value determined upon transfer of loans	2,820
Changes in fair value due to changes in inputs and assumptions (1)	(1,610)
Other changes (2)	38

Ending fair value	$1,248

(1)	The Company measured servicing assets at fair value and reported the change in other non-interest income.
(2)	Represents accretable yield reported in other non-interest income.

Cash Flows Received From The Securitization

(Dollars in thousands)
Proceeds from new securitizations during the period	$600,000
Proceeds from collections reinvested in revolving securitizations	462,580
Servicing and other fees received	2,150
Excess spread received	7,228

Quantitative Information About The Premium Finance Receivables

(Dollars in thousands)	Total Amount of Loans	Amount of Loans 30 days or More Past Due or on Nonaccrual	Net Credit Write-offs during the Year
Premium finance receivables — commercial	$1,324,015	$46,072	$7,537
Less: Premium finance receivables — commercial securitized	593,871	14,309	35

Premium finance receivables — commercial on-balance sheet	$730,144	$31,763	$7,502